UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-6325
Dreyfus Midcap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Index Fund, Inc.
January 31, 2007 (Unaudited)

Common Stocks--97.9%	Shares	Value ($)

Consumer Discretionary--15.5%
99 Cents Only Stores	92,995 a	1,380,976
Abercrombie & Fitch, Cl. A	176,110	14,007,789
Advance Auto Parts	210,050	7,971,397
Aeropostale	104,885 a,b	3,769,567
American Eagle Outfitters	400,450	12,966,571
American Greetings, Cl. A	113,495	2,726,150
AnnTaylor Stores	143,340 a	4,945,230
Applebee's International	148,150 b	3,739,306
ArvinMeritor	140,938 b	2,713,056
Avis Budget Group	201,310	5,125,353
Bandag	22,950 b	1,169,302
Barnes & Noble	102,090	3,974,364
Beazer Homes USA	78,100 b	3,398,131
Belo, Cl. A	175,239 b	3,280,474
Blyth	50,150 b	1,042,618
Bob Evans Farms	73,094 b	2,483,003
Borders Group	118,545 b	2,487,074
BorgWarner	114,885	7,874,218
Boyd Gaming	84,550	4,022,043
Brinker International	245,149	7,734,451
Callaway Golf	124,095 b	2,050,049
Career Education	189,100 a,b	5,421,497
CarMax	213,115 a,b	12,239,194
Catalina Marketing	72,585	2,072,302
CBRL Group	51,825 b	2,430,074
Charming Shoppes	246,000 a,b	3,227,520
Cheesecake Factory	155,225 a,b	4,288,867
Chico's FAS	350,710 a,b	7,322,825
Claire's Stores	185,664	6,386,842
Coldwater Creek	120,700 a,b	2,251,055
Corinthian Colleges	172,300 a	2,250,238
DeVry	118,695 b	3,342,451
Dick's Sporting Goods	75,000 a	3,861,750
Dollar Tree Stores	204,750 a	6,441,435
Entercom Communications	55,885 b	1,575,398
Foot Locker	310,590	6,969,640
Furniture Brands International	96,485 b	1,608,405
GameStop, Cl. A	151,300 a,b	8,083,959
Gentex	285,800 b	4,998,642
Hanesbrands	192,200 a	4,916,476
Harte-Hanks	96,680	2,620,995
Hovnanian Enterprises, Cl. A	72,740 a,b	2,421,515
International Speedway, Cl. A	71,350	3,726,611
ITT Educational Services	64,400 a	4,997,440
John Wiley & Sons, Cl. A	87,900	3,266,364
Laureate Education	102,600 a	6,190,884
Lear	134,445 b	4,552,308
Lee Enterprises	91,550 b	3,042,207
M.D.C. Holdings	69,200 b	4,032,284
Media General, Cl. A	48,000	1,920,480
Modine Manufacturing	65,370 b	1,710,079
Mohawk Industries	106,740 a,b	8,797,511
O'Reilly Automotive	226,800 a	7,917,588

OSI Restaurant Partners	148,495	5,864,068
Pacific Sunwear of California	138,600 a,b	2,716,560
Payless ShoeSource	131,690 a	4,470,875
PetSmart	270,800	8,270,232
Polo Ralph Lauren	122,400	10,042,920
Reader's Digest Association	189,565 b	3,201,753
Regis	89,900	3,756,921
Rent-A-Center	139,800 a,b	4,118,508
Ross Stores	278,900	9,033,571
Ruby Tuesday	116,995 b	3,347,227
Ryland Group	85,000 b	4,775,300
Saks	277,070 b	5,197,833
Scholastic	51,450 a	1,818,758
Scientific Games, Cl. A	133,400 a,b	4,140,736
Sotheby's, Cl. A	112,127 b	4,157,669
Strayer Education	28,700	3,265,199
Thor Industries	69,985 b	2,957,566
Timberland, Cl. A	100,850 a	3,042,644
Toll Brothers	251,090 a	8,494,375
Tupperware Brands	120,740	2,816,864
Urban Outfitters	223,500 a,b	5,453,400
Valassis Communications	95,430 a,b	1,466,759
Washington Post, Cl. B	11,279	8,602,493
Westwood One	139,910 b	969,576
Williams-Sonoma	223,825 b	7,833,875
		363,561,640
Consumer Staples--2.3%
Alberto-Culver	159,400	3,645,478
BJ's Wholesale Club	128,354 a,b	3,919,931
Church & Dwight	130,214	5,899,996
Energizer Holdings	113,550 a	9,677,866
Hansen Natural	121,500 a,b	4,627,935
Hormel Foods	145,935	5,530,937
J.M. Smucker	113,288	5,380,047
Lancaster Colony	47,049 b	2,057,923
PepsiAmericas	121,035	2,668,822
Ruddick	71,580	1,989,924
Smithfield Foods	198,620 a,b	5,215,761
Tootsie Roll Industries	52,548 b	1,666,823
Universal/Richmond, VA	51,466 b	2,487,352
		54,768,795
Energy--7.0%
Arch Coal	283,400	8,422,648
Cameron International	221,870 a	11,648,175
Cimarex Energy	165,300	6,195,444
Denbury Resources	239,500 a	6,634,150
Encore Acquisition	105,700 a	2,742,915
FMC Technologies	135,751 a	8,407,059
Forest Oil	109,235 a	3,486,781
Grant Prideco	255,448 a	10,008,453
Hanover Compressor	206,042 a,b	3,986,913
Helmerich & Payne	209,870	5,630,812
Newfield Exploration	257,370 a	11,018,010
Noble Energy	346,824	18,523,870
Overseas Shipholding Group	59,145 b	3,674,679
Patterson-UTI Energy	317,000 b	7,655,550
Pioneer Natural Resources	244,625 b	10,029,625
Plains Exploration & Production	153,095 a	7,385,303
Pogo Producing	116,540 b	5,774,557
Pride International	327,335 a,b	9,430,521

Quicksilver Resources	109,800 a,b	4,354,668
Southwestern Energy	335,800 a	12,914,868
Tidewater	114,690 b	5,914,563
		163,839,564
Financial--17.7%
A.G. Edwards	151,724	10,045,646
AMB Property	178,250	10,846,512
American Financial Group/OH	139,781	4,937,065
AmeriCredit	230,445 a	6,254,277
Arthur J. Gallagher & Co.	195,755 b	5,612,296
Associated Banc-Corp	259,993 b	8,870,961
Astoria Financial	170,075	5,032,519
Bank of Hawaii	99,155	5,190,764
Brown & Brown	228,980	6,484,714
Cathay General Bancorp	103,400 b	3,583,844
City National/Beverly Hills, CA	79,787	5,739,079
Colonial BancGroup	305,175	7,488,995
Cullen/Frost Bankers	119,230	6,382,382
Developers Diversified Realty	217,300 b	14,585,176
Eaton Vance	253,490 b	8,694,707
Everest Re Group	129,685	12,138,516
Fidelity National Title Group,
Cl. A	439,770	10,440,140
First American	192,805	8,171,076
First Niagara Financial Group	221,000	3,202,290
FirstMerit	159,750 b	3,597,570
Greater Bay Bancorp	101,900 b	2,847,086
Hanover Insurance Group	101,785	4,890,769
HCC Insurance Holdings	221,910	6,930,249
Highwoods Properties	111,830 b	4,886,971
Horace Mann Educators	85,900 b	1,703,397
Hospitality Properties Trust	172,140	8,400,432
IndyMac Bancorp	141,390 b	5,498,657
Investors Financial Services	131,800 b	6,164,286
Jefferies Group	201,660	5,940,904
Leucadia National	323,784 b	8,858,730
Liberty Property Trust	180,450	9,336,483
Longview Fibre	131,189	2,752,345
Macerich	143,300	13,689,449
Mack-Cali Realty	124,885	6,948,601
Mercantile Bankshares	250,401	11,796,391
Mercury General	70,900 b	3,698,144
New Plan Excel Realty Trust	206,110	6,001,923
New York Community Bancorp	518,219	8,752,719
Nuveen Investments, Cl. A	157,100	7,776,450
Ohio Casualty	121,735	3,596,052
Old Republic International	459,912	10,256,038
PMI Group	174,360 b	8,337,895
Potlatch	77,283	3,648,530
Protective Life	139,545	6,827,937
Radian Group	160,805 b	9,683,677
Raymond James Financial	180,692	5,767,689
Rayonier	152,973	6,608,434
Regency Centers	137,500 b	11,976,250
SEI Investments	126,300	7,872,279
StanCorp Financial Group	106,800	5,110,380
SVB Financial Group	68,525 a	3,196,691
TCF Financial	224,690 b	5,702,632
United Dominion Realty Trust	268,720 b	8,811,329
Unitrin	80,390	4,116,772

W.R. Berkley	336,450	11,133,131
Waddell & Reed Financial, Cl. A	167,850 a,b	4,308,710
Washington Federal	174,318 b	4,042,434
Webster Financial	112,030	5,581,335
Weingarten Realty Investors	150,300 b	7,441,353
Westamerica Bancorporation	61,400 b	3,060,790
Wilmington Trust	136,540	5,725,122
		416,977,975
Health Care--10.5%
Advanced Medical Optics	118,176 a,b	4,342,968
Affymetrix	135,400 a,b	3,379,584
Apria Healthcare Group	85,100 a,b	2,363,227
Beckman Coulter	124,264 b	8,017,513
Cephalon	121,700 a,b	8,812,297
Charles River Laboratories
International	133,500 a,b	6,007,500
Community Health Systems	189,815 a	6,785,886
Covance	127,690 a	7,872,089
Cytyc	224,750 a	6,499,770
Dentsply International	303,000 b	9,344,520
Edwards Lifesciences	115,485 a	5,908,213
Gen-Probe	103,900 a	5,373,708
Health Net	232,540 a	11,327,023
Henry Schein	176,700 a	8,971,059
Hillenbrand Industries	122,590	6,988,856
Intuitive Surgical	73,700 a,b	7,252,817
Invitrogen	96,000 a	5,878,080
LifePoint Hospitals	114,500 a	3,890,710
Lincare Holdings	184,750 a	7,269,913
Martek Biosciences	64,200 a,b	1,496,502
Medicis Pharmaceutical, Cl. A	109,800 b	4,164,714
Millennium Pharmaceuticals	610,462 a,b	6,776,128
Omnicare	242,265 b	9,736,630
Par Pharmaceutical Cos.	69,900 a,b	1,843,962
PDL BioPharma	229,950 a,b	4,716,275
Perrigo	151,600 b	2,619,648
Pharmaceutical Product Development	205,800	7,100,100
Psychiatric Solutions	106,300 a	4,139,322
Resmed	151,700 a,b	7,976,386
Sepracor	218,600 a,b	12,473,316
STERIS	128,945 b	3,331,939
Techne	78,600 a	4,561,944
Triad Hospitals	175,647 a	7,464,998
Universal Health Services, Cl. B	108,235	6,270,054
Valeant Pharmaceuticals
International	185,550 b	3,271,246
Varian	60,700 a,b	3,248,057
Varian Medical Systems	257,580 a	11,882,165
VCA Antech	166,600 a	5,601,092
Ventana Medical Systems	65,000 a,b	2,736,500
Vertex Pharmaceuticals	250,650 a,b	8,860,477
		246,557,188
Industrial--15.7%
Adesa	179,479	5,208,481
AGCO	181,805 a,b	6,175,916
AirTran Holdings	181,650 a,b	2,010,866
Alaska Air Group	79,837 a	3,421,015
Alexander & Baldwin	85,237	4,214,117
Alliant Techsystems	65,700 a,b	5,321,700
AMETEK	211,276 b	7,322,826

Brink's	96,235	5,981,005
C.H. Robinson Worldwide	347,500 b	18,434,875
Carlisle Cos.	61,582	5,015,238
ChoicePoint	159,171 a	6,126,492
Con-way	93,885	4,669,840
Copart	141,000 a	4,151,040
Corporate Executive Board	77,900 b	7,067,867
Crane	102,300	3,972,309
Deluxe	102,800 b	3,075,776
Donaldson	140,066 b	4,933,125
DRS Technologies	80,300 b	4,448,620
Dun & Bradstreet	122,540 a	10,415,900
Expeditors International
Washington	425,400 b	18,160,326
Fastenal	250,000 b	9,320,000
Federal Signal	95,063	1,560,934
Flowserve	116,050 a	6,158,774
GATX	102,296 b	4,664,698
Graco	134,145	5,469,092
Granite Construction	67,587	3,619,960
Harsco	83,796	7,196,400
Herman Miller	129,550 b	4,871,080
HNI	97,052	4,710,904
Hubbell, Cl. B	120,165 b	5,791,953
J.B. Hunt Transport Services	207,300	5,209,449
Jacobs Engineering Group	117,827 a	10,669,235
JetBlue Airways	350,625 a,b	4,796,550
Joy Global	236,800	11,004,096
Kelly Services, Cl. A	42,485	1,317,460
Kennametal	77,150	4,767,870
Korn/Ferry International	84,000 a,b	2,005,920
Lincoln Electric Holdings	85,100	5,171,527
Manpower	169,455	12,358,353
Mine Safety Appliances	60,000 b	2,301,000
MSC Industrial Direct, Cl. A	108,300	4,677,477
Navigant Consulting	107,200 a,b	2,227,616
Nordson	67,186 b	3,474,860
Oshkosh Truck	147,200	7,772,160
Pentair	199,040	6,202,086
Precision Castparts	270,772	24,068,923
Quanta Services	236,480 a,b	4,864,394
Republic Services	226,545	9,798,071
Rollins	59,523	1,298,792
Roper Industries	174,000	9,034,080
Sequa, Cl. A	13,786 a	1,736,898
SPX	114,495 b	8,036,404
Stericycle	88,600 a	6,822,200
Swift Transportation	107,650 a	3,285,478
Teleflex	77,875	5,200,492
Thomas & Betts	104,040 a	4,982,476
Timken	187,800	5,372,958
Trinity Industries	159,151 b	6,087,526
United Rentals	132,695 a,b	3,416,896
Werner Enterprises	100,250 b	1,905,752
YRC Worldwide	114,000 a,b	5,055,900
		368,414,028
Information Technology--15.1%
3Com	791,400 a	3,086,460
Activision	497,954 a	8,480,157
Acxiom	136,400 b	3,096,280

ADTRAN	125,600 b	2,783,296
Advent Software	39,750 a,b	1,421,062
Alliance Data Systems	132,050 a	8,970,156
Amphenol, Cl. A	174,300	11,803,596
Andrew	318,600 a	3,383,532
Arrow Electronics	243,882 a	8,596,840
Atmel	854,800 a	5,111,704
Avnet	254,683 a	7,907,907
Avocent	101,450 a,b	3,504,083
BISYS Group	240,225 a	3,067,673
Cadence Design Systems	553,590 a,b	10,462,851
CDW	120,400 b	7,726,068
Ceridian	277,640 a	8,320,871
CheckFree	176,600 a	7,316,538
CommScope	118,990 a	3,844,567
Cree	154,000 a,b	2,368,520
CSG Systems International	94,150 a	2,361,282
Cypress Semiconductor	287,143 a,b	5,297,788
Diebold	130,696	6,057,760
DST Systems	110,850 a,b	7,812,708
Dycom Industries	81,100 a,b	1,835,293
F5 Networks	80,900 a	5,779,496
Fair Isaac	115,295	4,591,047
Fairchild Semiconductor
International	244,675 a,b	4,357,662
Gartner	113,830 a	2,488,324
Global Payments	135,800	5,127,808
Harris	267,580	13,598,416
Imation	69,400	3,019,594
Ingram Micro, Cl. A	277,600 a	5,415,976
Integrated Device Technology	396,360 a	5,996,927
International Rectifier	143,990 a	6,008,703
Intersil, Cl. A	275,500	6,490,780
Jack Henry & Associates	155,650 b	3,321,571
Kemet	173,650 a	1,309,321
Lam Research	284,350 a	13,026,074
Lattice Semiconductor	228,500 a,b	1,339,010
Macrovision	102,300 a,b	2,529,879
McAfee	318,305 a,b	9,313,604
MEMC Electronic Materials	332,700 a	17,433,480
Mentor Graphics	165,359 a,b	3,075,677
Micrel	114,050 a	1,153,045
Microchip Technology	430,550	14,965,918
MoneyGram International	167,755	5,030,972
MPS Group	204,515 a,b	3,063,635
National Instruments	113,600	3,272,816
Newport	81,825 a	1,633,227
Palm	207,400 a,b	2,868,342
Parametric Technology	222,800 a	4,415,896
Plantronics	94,950 b	1,870,515
Plexus	92,250 a,b	1,549,800
Polycom	177,100 a,b	5,954,102
Powerwave Technologies	259,550 a,b	1,515,772
RF Micro Devices	384,100 a,b	2,965,252
Semtech	145,400 a	1,991,980
Silicon Laboratories	109,000 a	3,499,990
SRA International, Cl. A	81,900 a,b	2,072,070
Sybase	181,860 a	4,708,355
Synopsys	281,500 a	7,487,900
Tech Data	108,700 a	4,037,118

Transaction Systems Architects	74,850 a	2,705,828
Triquint Semiconductor	273,938 a,b	1,287,509
UTStarcom	212,200 a,b	1,873,726
ValueClick	195,200 a	4,981,504
Vishay Intertechnology	368,049 a,b	4,836,164
Western Digital	442,400 a,b	8,671,040
Wind River Systems	150,750 a	1,495,440
Zebra Technologies, Cl. A	140,595 a,b	4,874,429
		353,622,686
Materials--5.9%
Airgas	155,695	6,480,026
Albemarle	78,600	6,129,228
Bowater	111,595 b	3,054,355
Cabot	126,340	5,652,452
Chemtura	480,203	5,531,938
Commercial Metals	235,900	6,395,249
Cytec Industries	83,500	4,861,370
Ferro	85,449	1,820,918
Florida Rock Industries	98,500 b	4,870,825
FMC	76,600	5,963,310
Glatfelter	89,350 b	1,446,576
Louisiana-Pacific	208,000	4,765,280
Lubrizol	137,288	7,073,078
Lyondell Chemical	421,398 b	13,324,605
Martin Marietta Materials	90,080	10,397,034
Minerals Technologies	38,250 b	2,221,178
Olin	145,485	2,449,967
Packaging Corp. of America	162,615	3,714,127
Reliance Steel & Aluminum	128,100	5,334,084
RPM International	238,083	5,530,668
Scotts Miracle-Gro, Cl. A	92,000 b	4,928,440
Sensient Technologies	92,678 b	2,287,293
Sonoco Products	198,983	7,660,845
Steel Dynamics	181,700 b	7,124,457
Valspar	202,860	5,716,595
Worthington Industries	145,300 b	2,786,854
		137,520,752
Telecommunication Services--.6%
Cincinnati Bell	493,250 a,b	2,397,195
Telephone & Data Systems	207,735	11,622,773
		14,019,968
Utilities--7.6%
AGL Resources	155,002	6,091,579
Alliant Energy	231,649	8,420,441
Aqua America	263,623 b	5,855,067
Aquila	747,220 a	3,384,907
Black Hills	66,492	2,464,858
DPL	225,530 b	6,468,200
Duquesne Light Holdings	174,845 b	3,498,648
Energy East	294,766	7,080,279
Equitable Resources	240,880	10,418,060
Great Plains Energy	160,275	5,021,416
Hawaiian Electric Industries	162,353 b	4,349,437
IDACORP	85,633 b	3,164,139
MDU Resources Group	360,962	9,330,868
National Fuel Gas	164,424 b	6,690,412
Northeast Utilities	307,340	8,497,951
NSTAR	213,170	7,119,878
OGE Energy	181,851	7,041,271
ONEOK	219,915	9,436,553

Pepco Holdings		381,813	9,766,776
PNM Resources		150,531 b	4,588,185
Puget Energy		232,300	5,705,288
SCANA		232,479 b	9,466,545
Sierra Pacific Resources		440,836 a,b	7,503,029
Vectren		152,075	4,276,349
Westar Energy		174,305 b	4,629,541
WGL Holdings		97,340	3,078,864
Wisconsin Energy		233,412	10,867,663
WPS Resources		86,300	4,578,215
			178,794,419
Total Common Stocks
(cost $1,668,418,706)			2,298,077,015

		Principal
Short-Term Investments--.2%		Amount ($)	Value ($)

U.S. Treasury Bills
4.85%, 3/29/07		1,500,000 c	1,488,405
4.88%, 2/22/07		1,200,000 c	1,196,592
4.98%, 4/19/07		1,000,000	989,370
Total Short-Term Investments
(cost $3,674,616)			3,674,367

Other Investment--1.9%		Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $44,021,000)		44,021,000 d	44,021,000

Investment of Cash Collateral for
Securities Loaned--13.8%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $324,986,864)		324,986,864 d	324,986,864

Total Investments (cost $2,041,101,186)		113.8%	2,670,759,246
Liabilities, Less Cash and Receivables		(13.8%)	(323,459,996)
Net Assets		100.0%	2,347,299,250

a Non-income producing security.
b	All or a portion of these securities are on loan. At January 31, 2007, the total market value of the portfolio's securities on
	loan is $314,425,454 and the total market value of the collateral held by the portfolio is $324,986,864.
c	All or partially held by a broker as collateral for open financial futures positions.
d Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
January 31, 2007 (Unaudited)

	Market Value		Unrealized
	Covered by		Appreciation
Contracts	Contracts ($)	Expiration	at 1/31/2007 ($)

Financial Futures Long
Standard & Poor's Midcap 400 E-mini 602	50,381,380	March 2007	1,689,140

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)